Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total Loans	$ 1,138,404	$ 1,093,066
Less allowance for credit losse	(9,995)	(11,041)
Net loans	1,128,409	1,082,025
Construction and Land Development
Total Loans	122,328	136,401
Net loans	122,328	136,401
Single-Family Residential
Total Loans	384,509	372,825
Commercial
Total Loans	471,444	425,820
Net loans	471,444	425,820
Multifamily and Farmland
Total Loans	69,671	63,042
Net loans	69,671	63,042
Total Real Estate Loans
Total Loans	1,047,952	998,088
Commercial Loans (Not Secured by Real Estate)
Total Loans	63,837	70,544
Net loans	63,837	70,544
Farm Loans (Not Secured by Real Estate)
Total Loans	401	550
Net loans	401	550
Consumer Loans (Not Secured by Real Estate)
Total Loans	6,475	6,966
Net loans	6,475	6,966
All Other Loans (Not Secured by Real Estate)
Total Loans	19,739	16,918
Net loans	$ 19,739	$ 16,918